Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) ₪ / shares	Dec. 31, 2021 USD ($) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) ₪ / shares	Dec. 31, 2020 USD ($) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)	$ 2,738,000			$ 2,606,000	$ 2,606,000	$ 2,606,000	$ 2,606,000	$ 5,000	$ 5,000	$ 5,000	$ 5,000
Reserve percentage				10.00%
Restricted cash (in Dollars)				$ 2,417,000	2,417,000	2,417,000	2,417,000	$ 0	0	0	0
Statutory reserves, description				For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Operating Loss Carryforwards (in Dollars)	$ 49,000			$ 8,884	$ 8,884	$ 8,884	$ 8,884
Revenue leasing term	1 year			1 year	1 year	1 year	1 year
TINGO, INC. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Reserve percentage			50.00%
Common stock value (in Dollars)	$ 55,000,000			$ 297,000,000	$ 297,000,000	$ 297,000,000	$ 297,000,000
Additional expense (in Dollars)	$ 23,400,000
Statutory rate	25.00%			25.00%				21.00%
Operating Loss Carryforwards (in Dollars)	$ 463,500,000			$ 297,000,000	$ 297,000,000	$ 297,000,000	$ 297,000,000
Revenue leasing term	36 months		36 months	36 months	36 months	36 months	36 months
Leasing term	3 years		3 years	3 years	3 years	3 years	3 years
Bad debt expense (in Dollars)	$ 47,398	$ 99,247	$ 6,525	$ 99,247				$ 8,698,024
Net operating losses (in Dollars)				408,500,000	$ 408,500,000	$ 408,500,000	$ 408,500,000
Revenues due term			3 years
TINGO, INC. [Member] | Rental Contracts For Offices [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Leasing term	1 year		1 year
TINGO, INC. [Member] | Rental Contracts For Offices [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Leasing term	10 years		10 years
TINGO, INC. [Member] | Lease Terms For Office Fixtures And Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Leasing term	1 year		1 year
TINGO, INC. [Member] | Lease Terms For Office Fixtures And Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Leasing term	10 years		10 years
Common Class A [Member] | TINGO, INC. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock value (in Dollars)	$ 1,182,511		$ 1,063,641	1,172,511	$ 1,172,511	$ 1,172,511	$ 1,172,511	$ 928,000	$ 928,000	$ 928,000	$ 928,000
Shares issued (in Dollars)				$ 408,500,000
Micronet [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method percentage	31.47%			36.80%	36.80%	36.80%	36.80%
Beijing Fucheng [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method percentage	24.00%			24.00%	24.00%	24.00%	24.00%
Contractual arrangements percentage	76.00%			76.00%	76.00%	76.00%	76.00%
Financial statements percentage	100.00%			100.00%	100.00%	100.00%	100.00%
China, Yuan Renminbi [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation and transaction | (per share)				$ 1		$ 6.3726		$ 1		$ 6.525
Foreign currency translation and transaction average rate | ¥ / shares						$ 6.4508
Israel, New Shekels [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation and transaction | (per share)				1	$ 3.11			1	$ 3.215
Foreign currency translation and transaction average rate | ₪ / shares					$ 3.229
Hong Kong, Dollars [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation and transaction | (per share)				$ 1			$ 7.7996	$ 1			$ 7.754
Foreign currency translation and transaction average rate | $ / shares							$ 7.773